Schedule of property, plant and equipment (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Beginning balance	£ 3,043,653
Ending balance	2,298,655	£ 3,043,653
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	5,289,108	5,254,207
Additions	20,033	34,901
Ending balance	5,309,141	5,289,108
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,245,455	1,418,705
Additions	765,031	826,750
Ending balance	3,010,486	2,245,455
Facility and scientific equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,950,025
Ending balance	2,252,890	2,950,025
Facility and scientific equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	4,882,837	4,850,526
Additions	6,825	32,311
Ending balance	4,889,662	4,882,837
Facility and scientific equipment [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,932,812	1,211,170
Additions	703,960	721,642
Ending balance	2,636,772	1,932,812
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	52,659
Ending balance	20,430	52,659
Computer equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	321,051	319,637
Additions	12,097	1,414
Ending balance	333,148	321,051
Computer equipment [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	268,392	180,036
Additions	44,326	88,356
Ending balance	312,718	268,392
Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	40,969
Ending balance	25,335	40,969
Office equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	85,220	84,044
Additions	1,111	1,176
Ending balance	86,331	85,220
Office equipment [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	44,251	27,499
Additions	16,745	16,752
Ending balance	£ 60,996	£ 44,251